UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Investment Trust

Quarterly Portfolio Holdings

9.30.2012

John Hancock Collateral Investment Trust
As of 9-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 7.6%			$383,929,866

(Cost $383,911,601)

Bank of America Auto Trust, Series 2012-1, Class A1
04/15/13	0.269	2,309,551	2,309,754
BMW Vehicle Lease Trust, Series 2012-1, Class A1
05/20/13	0.325	5,519,365	5,519,343
CNH Equipment Trust, Series 2012-C, Class A1
10/15/13	0.230	40,100,000	40,100,000
Ford Credit Auto Owner Trust, Series 2012-C, Class A1 (S)
08/15/13	0.272	25,701,283	25,708,942
Honda Auto Receivables Owner Trust, Series 2012-2, Class
A1
05/15/13	0.301	4,022,913	4,022,683
Honda Auto Receivables Owner Trust, Series 2012-3, Class
A1
08/15/13	0.289	26,575,236	26,575,236
Hyundai Auto Receivables Trust, Series 2012-A, Class A1
03/15/13	0.300	4,127,556	4,127,985
Hyundai Auto Receivables Trust, Series 2012-B, Class A1
07/15/13	0.293	51,904,502	51,929,728
John Deere Owner Trust, Series 2012-B, Class A1
09/16/13	0.267	68,000,000	68,002,992
Mercedes-Benz Auto Receivables Trust, Series 2012-1,
Class A1
09/16/13	0.230	58,000,000	58,001,218
Nissan Auto Receivables Owner Trust, Series 2012-A, Class
A1
03/15/13	0.359	11,880,332	11,880,763
Nissan Auto Receivables Owner Trust, Series 2012-B, Class
A1
08/15/13	0.263	85,770,863	85,751,222

Commercial Paper 17.9%			$906,328,480

(Cost $906,328,480)

Anheuser-Busch InBev Worldwide, Inc.
01/11/13	0.310	55,000,000	54,951,692
Bank of Tokyo-Mitsubishi UFJ, Ltd.
10/03/12 to 10/04/12	0.160	82,000,000	81,999,094
Barclays U.S. Funding LLC
10/01/12	0.050	32,000,000	32,000,000
Caisse Centrale Desjardins du Quebec
10/17/12 to 10/22/12	0.170	70,000,000	69,993,649
CPPIB Capital, Inc.
10/02/12 to 10/04/12	0.110	222,500,000	222,498,877
JPMorgan Chase & Company
01/25/13	0.600	15,000,000	14,971,000

1

John Hancock Collateral Investment Trust
As of 9-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

National Rural Utilities Cooperative Finance Corp.
10/09/12	0.130	35,000,000	34,998,989
Nestle Capital Corp.
08/27/13	0.330	4,750,000	4,735,631
Nestle Finance International, Ltd.
10/01/12	0.100	37,000,000	37,000,000
Novartis Finance Corp.
10/03/12	0.110	2,000,000	1,999,988
Old Line Funding LLC
10/25/12 to 02/04/13	0.200 to 0.300	183,399,000	183,291,476
Sigma-Aldrich Corp.
10/03/12	0.130	32,000,000	31,999,769
State Street Corp.
01/11/13	0.300	50,000,000	49,957,500
Toyota Motor Credit Corp.
10/09/12 to 01/18/13	0.310 to 0.520	66,000,000	65,957,815
Unilever Capital Corp.
01/17/13	0.450	20,000,000	19,973,000

Corporate Interest-Bearing Obligations 55.0%			$2,778,475,451

(Cost $2,777,897,691)

American Honda Finance Corp. (P)(S)
11/07/12 to 12/07/12	0.660 to 0.809	239,650,000	239,775,706
American Honda Finance Corp. (S)
04/02/13	4.625	35,000,000	35,742,665
Anheuser-Busch InBev Worldwide, Inc. (P)
03/26/13	1.097	14,201,000	14,254,805
ANZ National International, Ltd.(S)
12/21/12 to 07/19/13	2.375 to 6.200	113,049,000	115,122,386
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
01/22/13	2.600	93,840,000	94,264,814
BHP Billiton Finance USA, Ltd.
04/15/13	4.800	8,576,000	8,783,788
Bottling Group LLC
11/15/12	4.625	3,000,000	3,014,721
Caisse Centrale Desjardins du Quebec (S)
09/16/13	1.700	2,775,000	2,806,319
Canadian Imperial Bank of Commerce
09/13/13	1.450	4,050,000	4,089,431
Caterpillar Financial Services Corp. (P)
11/28/12	0.607	51,400,000	51,437,830
Caterpillar, Inc.(P)
11/21/12 to 05/21/13	0.535 to 0.605	108,445,000	108,570,279
Citibank NA (P)
11/15/12	0.435	55,000,000	55,019,085
Credit Suisse New York
05/15/13	5.000	67,817,000	69,629,206

2

John Hancock Collateral Investment Trust
As of 9-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Deutsche Bank AG
10/12/12 to 01/11/13	2.375 to 5.375	48,180,000	48,328,347
EI du Pont de Nemours & Company
07/15/13	5.000	13,192,000	13,672,439
General Electric Capital Corp. (P)
11/01/12 to 05/22/13	0.575 to 1.334	154,161,000	154,265,073
General Electric Capital Corp.
10/19/12 to 05/01/13	2.800 to 5.250	106,121,000	106,660,535
John Deere Capital Corp.
10/01/12 to 06/17/13	1.875 to 5.250	46,734,000	47,259,937
Johnson & Johnson (P)
05/15/13	0.435	140,000,000	140,240,660
JPMorgan Chase & Company (P)
12/26/12	0.617	25,000,000	25,042,700
JPMorgan Chase & Company
10/01/12 to 05/01/13	4.750 to 5.375	219,857,000	219,907,684
JPMorgan Chase Bank NA (P)
05/17/13	0.525	3,300,000	3,298,716
National Australia Bank, Ltd. (P)(S)
01/08/13	0.834	44,350,000	44,411,292
National Australia Bank, Ltd. (S)
11/16/12 to 01/08/13	2.350 to 2.500	7,950,000	7,988,217
National Rural Utilities Cooperative Finance Corp. (P)
08/09/13	0.537	108,000,000	107,980,236
PepsiCo, Inc. (P)
05/10/13	0.517	78,010,000	78,077,791
Rabobank Nederland NV (P)(S)
02/04/13	0.592	13,000,000	12,998,765
Sanofi (P)
03/28/13	0.562	94,125,000	94,285,013
Target Corp. (P)
01/11/13	0.488	91,245,000	91,294,729
The Bank of New York Mellon Corp.
11/01/12	4.950	42,555,000	42,721,220
The Boeing Company
11/20/12	1.875	1,290,000	1,292,750
The Procter & Gamble Company (P)
11/14/12	0.477	9,525,000	9,526,591
Toyota Motor Credit Corp. (P)
10/18/12 to 04/19/13	0.555 to 0.655	216,500,000	216,614,623
U.S. Bancorp
06/14/13 to 09/13/13	1.375 to 2.000	11,306,000	11,411,049
Wachovia Corp. (P)
05/01/13	2.215	19,260,000	19,455,065
Wachovia Corp.
05/01/13	5.500	34,733,000	35,758,422

3

John Hancock Collateral Investment Trust
As of 9-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Wells Fargo & Company
10/23/12 to 01/31/13	4.375 to 5.250	219,537,000	221,848,115
Westpac Banking Corp. (P)(S)
11/26/12 to 04/08/13	0.627 to 0.904	129,030,000	129,255,352
Westpac Banking Corp.
11/19/12	2.250	61,985,000	62,138,785
Westpac Securities NZ, Ltd. (S)
01/28/13	2.625	30,000,000	30,230,310

U.S. Government Agency Obligations 12.1%			$613,933,700

(Cost $613,930,390)

Federal Farm Credit Bank (P)
06/11/13 to 07/21/14	0.190 to 0.280	251,220,000	251,181,134
Federal Home Loan Bank (P)
04/30/13 to 08/18/14	0.200 to 0.350	252,005,000	252,032,450
Federal Home Loan Bank
06/10/13	0.280	60,400,000	60,419,992
Federal Home Loan Mortgage Corp. (P)
10/12/12 to 01/10/13	0.290 to 0.340	50,280,000	50,300,124

Foreign Government Obligations 1.0%			$50,696,170

(Cost $50,690,145)

Province of Ontario, Canada
11/19/12	1.875	50,597,000	50,696,170

Certificates of Deposit 6.3%			$317,394,053

(Cost $317,394,053)

Bank of Montreal (P)
06/21/13	0.439	16,000,000	16,019,901
Bank of Nova Scotia (P)
10/18/12	0.755	21,370,000	21,372,078
Credit Suisse New York (P)
07/25/13	0.945	25,000,000	25,002,074
National Australia Bank, Ltd. (P)
10/09/12 to 12/06/12	0.278 to 0.572	45,000,000	45,000,000
Royal Bank of Canada
10/01/12	0.080	145,000,000	145,000,000
Royal Bank of Canada (P)
06/13/13	0.550	50,000,000	50,000,000
Westpac Banking Corp. (P)
10/24/12	0.512	15,000,000	15,000,000

Total investments (Cost $5,050,152,360)† 99.9%			$5,050,757,720

Other assets and liabilities, net 0.1%			$5,660,330

Total net assets 100.0%			$5,056,418,050

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

4

John Hancock Collateral Investment Trust
As of 9-30-12 (Unaudited)
Portfolio of Investments

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $738,304,768 or 14.6% of the Fund's net assets as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $5,050,152,360. Net unrealized appreciation aggregated $605,360, of which $1,133,749 related to appreciated investment securities and $528,389 related to depreciated investment securities.

5

John Hancock Collateral Investment Trust
As of 9-30-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of September 30, 2012, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

6

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	November 19, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	November 19, 2012